Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warranty liabilities
Warranty - beginning of year	¥ 952,946	¥ 412,004	¥ 177,293
Provision for warranty	1,078,854	582,069	283,647
Warranty costs incurred	(68,823)	(41,127)	(48,936)
Warranty - end of year	¥ 1,962,977	¥ 952,946	¥ 412,004